PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - Deferred Costs, Capitalized, Prepaid, and Other Assets - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets [Abstract]
Deposits	$ 2,226	$ 2,244	$ 2,315
Prepaid expenses		250,069	231,777
Other receivables	60,000	10,000	0
Total	$ 258,727	$ 262,313	$ 234,092